Details Of The Subsidiaries And Major VIEs (Detail)	12 Months Ended
Dec. 31, 2011
Beijing Perfect World Software Co., Ltd. (“PW Software”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, August 2006
Perfect Online Holding Limited (“PW Hong Kong”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Hong Kong, China, December 2007
Perfect World Entertainment Inc. (“PW USA”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Delaware, USA, April 2008
Perfect Game Holdings Limited (“PW BVI”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, October 2008
Perfect Star Co., Ltd. (“PW Malaysia”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. (“InterServ Caymans”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. (“InterServ Shanghai”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. (“PW Interactive”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Cayman Islands, March 2009
Perfect Pictures Co., Ltd. (“Perfect Pictures BVI”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, April 2009
Perfect Sky Online Co., Limited (“PW Sky”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. (“PW Antilles”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. (“PW Taiwan”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. (“PW Universal”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. (“Shanghai PW Software”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, December 2009
Perfect World Europe B.V. (“PW Europe”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Netherlands, January 2010
C&C Media Co., Ltd. (“C&C Media”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Japan, acquired in April 2010
CCO Co., Ltd. (“CCO”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. (“PW Digital Software”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, April 2010
Runic Games, Inc. (“Runic Games”)
Subsidiary [Line Items]
Equity Interest Held	74.47%
Place and Date of incorporation or date of acquisition	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. (“PW Game Software”)
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management") [Member]
Subsidiary [Line Items]
Equity Interest Held	100.00%
Place and Date of incorporation or date of acquisition	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL") [Member]
Subsidiary [Line Items]
Equity Interest Held	51.00%
Place and Date of incorporation or date of acquisition	Korea, November 2011
Beijing Perfect World Network Technology Co., Ltd. (“PW Network”)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, March 2004
Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd. (“PW Literature”)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, June 2008
Shanghai Perfect World Network Technology Co., Ltd. (“Shanghai PW Network”)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. (“Chengdu PW Network”)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. (“PW Digital”)
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")
Variable Interest Entity [Line Items]
Economic interest held	80.00%
Place and Date of incorporation or date of acquisition	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd.("Trendsters Investment")
Variable Interest Entity [Line Items]
Economic interest held	100.00%
Place and Date of incorporation or date of acquisition	Tianjin, China, November 2011